Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
PRC statutory reserve funds	$ 75	¥ 515	¥ 488
Unreserved retained earnings	18,723	128,731	101,840
Total retained earnings	$ 18,798	¥ 129,246	¥ 102,328